Fixed Assets	12 Months Ended
Dec. 31, 2021
FIXED ASSETS [Abstract]
Fixed Assets
12. FIXED ASSETS
The following table summarizes the Sohu Group’s fixed assets (in thousands):

	As of December 31,
	2020	2021
Office buildings	$392,045	$401,223
Computer equipment and hardware	132,021	123,079
Leasehold and building improvements	36,649	37,753
Office furniture	6,841	6,960
Vehicles	3,729	3,515

Fixed assets, gross	571,285	572,530
Accumulated depreciation	(233,611)	(242,533)

Fixed assets, net	$337,674	$329,997

For the years ended December 31, 2021, 2020 and 2019, depreciation expenses for fixed assets were $23.5 million, $25.5 million and $28.2 million, respectively.